Taxation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Internal Revenue Service (IRS) [Member]
Taxation [Line Items]
Unrecognized tax benefits	$ 0
Domestic Tax Jurisdiction [Member]
Taxation [Line Items]
Net operating loss subject to expiration	$ 122
Number of years to carryforward	20 years
Net operating loss carried forward indefinitel	$ 26,535
State and Local Jurisdiction [Member]
Taxation [Line Items]
Net operating loss subject to expiration	$ 17,493
Number of years to carryforward	20 years